Revenues	12 Months Ended
Dec. 31, 2021
Revenue Recognition [Abstract]
Revenues

Note 3. Revenues

Disaggregation of Revenues

The following table present the Company’s revenues disaggregated by geographical region (based on the Company's customers’ location) and revenue type for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31,
	2021	2020	2019
	(U.S. $ in thousands)
Americas
Systems	$124,311	$98,884	$127,198
Consumables	121,245	106,857	129,921
Service	142,767	137,736	158,743
Total Americas	388,323	343,477	415,862

EMEA
Systems	42,077	29,584	39,810
Consumables	61,192	48,521	58,883
Service	27,027	23,479	26,274
Total EMEA	130,296	101,584	124,967

Asia Pacific
Systems	33,110	22,266	36,000
Consumables	35,623	33,670	38,934
Service	19,867	19,820	20,317
Total Asia Pacific	88,600	75,756	95,251

Total Revenues	$607,219	$520,817	$636,080

The following table present the Company’s revenues disaggregated based on the timing of revenue recognized for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31,
	2021	2020	2019
Revenues recognized in point in time from:
Products	$417,557	$339,782	$430,746
Services	46,049	40,405	43,885
Total revenues recognized in point in time	463,606	380,187	474,631

Revenues recognized over time from:
Services	143,613	140,630	161,449
Total revenues recognized over time	143,613	140,630	161,449

Total Revenues	$607,219	$520,817	$636,080

Contract Assets and Contract Liabilities

Contract assets are recorded when the Company's right to consideration is conditional on constraints other than the passage of time. The Company had no material contract assets as of December 31, 2021 and 2020.

Contract liabilities include advance payments and billings in excess of revenue recognized. Contract liabilities are presented under deferred revenues. The Company's deferred revenues as of December 31, 2021 and 2020 were as follows:

	December 31,
	2021	2020
	U.S. $ in thousands
Deferred revenue*	$72,307	$63,392

*Includes $21.1 million and $14.3 million under long term deferred revenue in the Company's consolidated balance sheets as of December 31, 2021 and December 31, 2020, respectively.

Revenue recognized in 2021 and 2020 that was included in deferred revenue balance as of January 1, 2021 and 2020, was $48.7 million and $50.1 million, respectively.

Remaining Performance Obligations

Remaining Performance Obligations (“RPO”) represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of December 31, 2021 and 2020 the total RPO amounted to $128.0 million and $85.7 million, respectively. The Company expects to recognize $104.5 million of this RPO during the next 12 months, $12.5 million over the subsequent 12 months and the remaining $11.0 million thereafter.

Incremental Costs of Obtaining a Contract

Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period (generally 5 years) if the Company expects to recover those costs. The Company determined the period of benefit by taking into consideration customer contracts including renewals, the technology and other factors. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations. As of December 31, 2021 and 2020, the deferred commission amounted to $7.4 million and $5.0 million, respectively and presented under Other non-current assets.